DERIVATIVES AND HEDGING	12 Months Ended
Mar. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES AND HEDGING

12. DERIVATIVES AND HEDGING

Kyocera’s activities are exposed to varieties of market risks, including the effects of changes in foreign currency exchange rates, interest rates and stock prices. Approximately 60% of Kyocera’s net sales are generated from overseas customers, which exposes Kyocera to foreign currency exchange rates fluctuations. These financial exposures to market risks are monitored and managed by Kyocera as an integral part of its overall risk management program. Kyocera’s risk management program focuses on the unpredictability of financial markets and seeks to reduce the potentially adverse effects that the volatility of these markets may have on its operating results.

Kyocera maintains a foreign currency risk management strategy that uses derivative financial instruments, such as foreign currency forward contracts to minimize the volatility in its cash flows caused by changes in foreign currency exchange rates. Movements in foreign currency exchange rates pose a risk to Kyocera’s operations and competitive position, since exchange rates changes may affect the profitability, cash flows, and business and/or pricing strategies of non Japan-based competitors. These movements affect cross-border transactions that involve, but not limited to, direct export sales made in foreign currencies and raw material purchases incurred in foreign currencies.

By using derivative financial instruments to hedge exposures to changes in exchange rates and interest rates, Kyocera became exposed to credit risk. Credit risk is the failure of the counterparty to perform under the terms of the derivative contracts. When the fair value of a derivative contract is positive, the counterparty owes Kyocera, which creates repayment risk for Kyocera. When the fair value of a derivative contract is negative, Kyocera owes the counterparty and, therefore, it does not possess repayment risk. Kyocera minimizes the credit (or repayment) risk in derivative financial instruments by (a) entering into transactions with creditworthy counterparties, (b) limiting the amount of exposure to each counterparty, and (c) monitoring the financial condition of its counterparties.

Kyocera does not hold or issue such derivative financial instruments for trading purposes.

Kyocera’s affiliate accounted for by the equity method uses interest rate swaps to minimize significant, unanticipated cash flow fluctuations caused by interest rate volatility. The affiliate also reduces credit risks by entering into transactions with certain creditworthy counterparty and limiting the amount of exposure to the counterparty.

Cash Flow Hedges:

Kyocera uses certain foreign currency forward contracts with terms normally lasting for less than four months designated as cash flow hedges to protect against foreign currency exchange rate risks inherent in its forecasted transactions related to purchase commitments and sales. Kyocera’s affiliate accounted for by the equity method uses interest rate swaps mainly to convert a portion of its variable rates debt to fixed rates debt.

Other Derivatives:

Kyocera’s main direct foreign export sales and some import purchases are denominated in the customers’ and suppliers’ transaction currencies, principally the U.S. dollar and the Euro. Kyocera purchases foreign currency forward contracts to protect against the adverse effects that exchange rate fluctuations may have on foreign-currency-denominated trade receivables and payables. The gains and losses on both the derivatives and the foreign-currency-denominated trade receivables and payables are recorded as foreign currency transaction gains, net in the consolidated statement of income. Kyocera does not adopt hedge accounting for such derivatives.

The aggregate contractual amounts of derivative financial instruments at March 31, 2015 and 2016 are as follows:

	March 31,
	2015	2016
	(Yen in millions)
Derivatives designated as hedging instruments:
Foreign currency forward contracts	¥12,797	¥12,867

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	182,761	240,125

Total derivatives	¥195,558	¥252,992

The fair value and location of derivative financial instruments in the consolidated balance sheets at March 31, 2015 and 2016 are as follows:

		March 31,
	Location	2015	2016
		(Yen in millions)
Derivative assets:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current assets	¥131	¥127

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current assets	3,927	5,478

Total derivative assets		¥4,058	¥5,605

Derivative liabilities:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	¥104	¥98

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	2,829	852

Total derivative liabilities		¥2,933	¥950

Changes in the fair value of derivative financial instruments not designated as hedging instruments for the year ended March 31, 2014, 2015 and 2016 are as follows:

		Years ended March 31,
Type of derivatives	Location	2014	2015	2016
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains, net	¥6,189	¥3,099	¥3,528